2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies Tables
Weighted average shares outstanding - used to compute basic earnings (loss) per share	9,470,848	7,982,704
Net effect of dilutive potential common shares outstanding, based on the treasury stock method	0	0
Weighted average shares outstanding - used to compute diluted earnings (loss) per share	9,470,848	7,982,704